Goodwill (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2022 CNY (¥)
Changes in goodwill
Goodwill at the beginning of period	¥ 268,091		¥ 269,581
Transfer due to segment changes	0
Additions	1,782		583
Deconsolidations	(114)
Impairment	(10,521)	$ (1,457)	(2,714)	¥ (25,141)
Foreign currency translation adjustments	441		641
Goodwill at the end of period	259,679	$ 35,965	268,091	269,581
Goodwill, Impaired, Accumulated Impairment Loss
Gross goodwill	302,534		300,425
Accumulated impairment losses of goodwill	42,855		32,334
Digital Media and Entertainment Group
Changes in goodwill
Impairment	(8,490)
Total segments | Taobao and Tmall Group
Changes in goodwill
Goodwill at the beginning of period	174,956		174,947
Transfer due to segment changes	(9,937)
Additions	33
Deconsolidations	(107)
Foreign currency translation adjustments			9
Goodwill at the end of period	164,945		174,956	174,947
Total segments | Cloud Intelligence Group
Changes in goodwill
Goodwill at the beginning of period	3,490		3,063
Additions	124		394
Foreign currency translation adjustments	24		33
Goodwill at the end of period	3,638		3,490	3,063
Total segments | Alibaba International Digital Commerce Group
Changes in goodwill
Goodwill at the beginning of period	18,151		17,461
Additions	1,470		97
Foreign currency translation adjustments	412		593
Goodwill at the end of period	20,033		18,151	17,461
Total segments | Cainiao Smart Logistics Network Limited
Changes in goodwill
Goodwill at the beginning of period	16,437		16,346
Additions	0		85
Foreign currency translation adjustments	5		6
Goodwill at the end of period	16,442		16,437	16,346
Total segments | Local Services Group
Changes in goodwill
Goodwill at the beginning of period	20,292		20,292
Additions	155
Goodwill at the end of period	20,447		20,292	20,292
Total segments | Digital Media and Entertainment Group
Changes in goodwill
Goodwill at the beginning of period	30,825		33,532
Transfer due to segment changes	(10,734)
Additions	0		7
Impairment	(8,490)		(2,714)
Goodwill at the end of period	11,601		30,825	33,532
Total segments | Innovation Initiatives and Others
Changes in goodwill
Goodwill at the beginning of period	3,940		3,940
Transfer due to segment changes	(3,940)
Goodwill at the end of period			3,940	3,940
Total segments | All others
Changes in goodwill
Goodwill at the beginning of period	0		0
Transfer due to segment changes	24,611
Additions	0		0
Deconsolidations	(7)
Impairment	(2,031)
Goodwill at the end of period	¥ 22,573		¥ 0	¥ 0